GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
GUARANTEE LIABILITIES.
Schedule of movement of guarantee liabilities

RMB
As of January 1, 2024	3,949,601
Provision at the inception of new loans	2,350,319
Released into revenue	(3,916,718)
As of December 31, 2024	2,383,202

As of January 1, 2025	2,383,202
Provision at the inception of new loans	3,549,392
Released into revenue	(3,617,729)
As of December 31, 2025	2,314,865

RMB
As of January 1, 2024	3,207,264
Provision for contingent liabilities	478,404
Net payout (1)	(1,865,318)
As of December 31, 2024	1,820,350

As of January 1, 2025	1,820,350
Provision for contingent liabilities	1,667,742
Net payout (1)	(1,615,943)
As of December 31, 2025	1,872,149
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2024 (RMB):	200,765	96,403	10,661	—	24,515,488	24,823,317
December 31, 2025 (RMB):	367,325	193,948	11,612	—	21,846,082	22,418,967